UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Balanced Fund Fidelity Advisor® Balanced Fund Class I : FAIOX

This annual shareholder report contains information about Fidelity Advisor® Balanced Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 60	0.55%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We modestly added to the fund's share count in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	19.80%	11.99%	9.49%
Fidelity Balanced 60/40 Composite Index℠	18.93%	9.58%	8.57%
S&P 500® Index	27.14%	15.92%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$8,951,422,626
Number of Holdings	325
Total Advisory Fee	$34,487,722
Portfolio Turnover	22%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	8.5
Health Care	8.1
Consumer Discretionary	6.2
Communication Services	5.7
Industrials	5.6
Consumer Staples	3.7
Energy	2.3
Utilities	1.5
Real Estate	1.5
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.1
Microsoft Corp	5.3
NVIDIA Corp	4.7
US Treasury Bonds	4.1
Apple Inc	3.4
Amazon.com Inc	2.7
Fannie Mae Mortgage pass-thru certificates	2.4
Meta Platforms Inc Class A	1.9
Ginnie Mae II Pool	1.8
Alphabet Inc Class A	1.8
38.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913614.100    642-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Balanced Fund Fidelity Advisor® Balanced Fund Class A : FABLX

This annual shareholder report contains information about Fidelity Advisor® Balanced Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 87	0.79%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We modestly added to the fund's share count in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	12.62%	10.40%	8.57%
Class A (without 5.75% sales charge)	19.49%	11.72%	9.21%
Fidelity Balanced 60/40 Composite Index℠	18.93%	9.58%	8.57%
S&P 500® Index	27.14%	15.92%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$8,951,422,626
Number of Holdings	325
Total Advisory Fee	$34,487,722
Portfolio Turnover	22%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	8.5
Health Care	8.1
Consumer Discretionary	6.2
Communication Services	5.7
Industrials	5.6
Consumer Staples	3.7
Energy	2.3
Utilities	1.5
Real Estate	1.5
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.1
Microsoft Corp	5.3
NVIDIA Corp	4.7
US Treasury Bonds	4.1
Apple Inc	3.4
Amazon.com Inc	2.7
Fannie Mae Mortgage pass-thru certificates	2.4
Meta Platforms Inc Class A	1.9
Ginnie Mae II Pool	1.8
Alphabet Inc Class A	1.8
38.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913611.100    249-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Balanced Fund Fidelity Advisor® Balanced Fund Class C : FABCX

This annual shareholder report contains information about Fidelity Advisor® Balanced Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 168	1.54%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We modestly added to the fund's share count in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	17.56%	10.87%	8.56%
Class C	18.56%	10.87%	8.56%
Fidelity Balanced 60/40 Composite Index℠	18.93%	9.58%	8.57%
S&P 500® Index	27.14%	15.92%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$8,951,422,626
Number of Holdings	325
Total Advisory Fee	$34,487,722
Portfolio Turnover	22%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	8.5
Health Care	8.1
Consumer Discretionary	6.2
Communication Services	5.7
Industrials	5.6
Consumer Staples	3.7
Energy	2.3
Utilities	1.5
Real Estate	1.5
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.1
Microsoft Corp	5.3
NVIDIA Corp	4.7
US Treasury Bonds	4.1
Apple Inc	3.4
Amazon.com Inc	2.7
Fannie Mae Mortgage pass-thru certificates	2.4
Meta Platforms Inc Class A	1.9
Ginnie Mae II Pool	1.8
Alphabet Inc Class A	1.8
38.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913613.100    478-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Balanced Fund Fidelity Advisor® Balanced Fund Class M : FAIGX

This annual shareholder report contains information about Fidelity Advisor® Balanced Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 113	1.03%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We modestly added to the fund's share count in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	15.06%	10.65%	8.55%
Class M (without 3.50% sales charge)	19.23%	11.44%	8.94%
Fidelity Balanced 60/40 Composite Index℠	18.93%	9.58%	8.57%
S&P 500® Index	27.14%	15.92%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$8,951,422,626
Number of Holdings	325
Total Advisory Fee	$34,487,722
Portfolio Turnover	22%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	8.5
Health Care	8.1
Consumer Discretionary	6.2
Communication Services	5.7
Industrials	5.6
Consumer Staples	3.7
Energy	2.3
Utilities	1.5
Real Estate	1.5
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.1
Microsoft Corp	5.3
NVIDIA Corp	4.7
US Treasury Bonds	4.1
Apple Inc	3.4
Amazon.com Inc	2.7
Fannie Mae Mortgage pass-thru certificates	2.4
Meta Platforms Inc Class A	1.9
Ginnie Mae II Pool	1.8
Alphabet Inc Class A	1.8
38.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913610.100    219-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Balanced Fund Fidelity Advisor® Balanced Fund Class Z : FZAAX

This annual shareholder report contains information about Fidelity Advisor® Balanced Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 46	0.42%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We modestly added to the fund's share count in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	19.94%	12.12%	9.62%
Fidelity Balanced 60/40 Composite Index℠	18.93%	9.58%	8.57%
S&P 500® Index	27.14%	15.92%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$8,951,422,626
Number of Holdings	325
Total Advisory Fee	$34,487,722
Portfolio Turnover	22%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	8.5
Health Care	8.1
Consumer Discretionary	6.2
Communication Services	5.7
Industrials	5.6
Consumer Staples	3.7
Energy	2.3
Utilities	1.5
Real Estate	1.5
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.1
Microsoft Corp	5.3
NVIDIA Corp	4.7
US Treasury Bonds	4.1
Apple Inc	3.4
Amazon.com Inc	2.7
Fannie Mae Mortgage pass-thru certificates	2.4
Meta Platforms Inc Class A	1.9
Ginnie Mae II Pool	1.8
Alphabet Inc Class A	1.8
38.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913612.100    2526-TSRA-1024

Item 2.

Code of Ethics

As of the end of the period, August 31, 2024, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Balanced Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$79,200	$-	$13,200	$1,900

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$79,500	$-	$13,200	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2024A	August 31, 2023A
Audit-Related Fees	$200,000	$-
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2024A	August 31, 2023A
Deloitte Entities	$4,963,600	$3,233,200

A Amounts may reflect rounding.

.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Balanced Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Balanced Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Common Stocks - 63.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	1,398,800	27,836
Cellnex Telecom SA (a)	58,600	2,263
Liberty Global Ltd. Class C	90,669	1,783
		31,882
Entertainment - 0.9%
Capcom Co. Ltd.	69,400	1,506
Lionsgate Studios Corp. (b)	64,172	441
Live Nation Entertainment, Inc. (c)	40,000	3,907
Netflix, Inc. (c)	40,287	28,255
Roblox Corp. Class A (c)	68,600	3,018
Roku, Inc. Class A (c)	22,100	1,498
Sea Ltd. ADR Class A (c)	59,700	4,675
Spotify Technology SA (c)	12,000	4,115
Take-Two Interactive Software, Inc. (c)	13,380	2,164
The Walt Disney Co.	267,625	24,188
TKO Group Holdings, Inc.	46,100	5,450
Ubisoft Entertainment SA (c)	132,400	2,516
		81,733
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A	947,140	154,744
Class C	222,220	36,691
Bumble, Inc. Class A (c)	113,700	763
Epic Games, Inc. (b)(c)(d)	1,715	1,029
Match Group, Inc. (c)	37,300	1,388
Meta Platforms, Inc. Class A	333,475	173,844
Pinterest, Inc. Class A (c)	105,400	3,377
Snap, Inc. Class A (c)	540,430	5,048
		376,884
Media - 0.2%
Altice U.S.A., Inc. Class A (c)	1,671,545	3,076
Charter Communications, Inc. Class A (c)	15,300	5,317
Comcast Corp. Class A	161,026	6,372
Ibotta, Inc. (e)	2,300	132
Liberty Broadband Corp. Class A (c)	120,501	7,381
Paramount Global Class B	29,300	307
		22,585
TOTAL COMMUNICATION SERVICES		513,084
CONSUMER DISCRETIONARY - 6.3%
Automobile Components - 0.1%
Aptiv PLC (c)	97,800	6,996
Automobiles - 0.6%
Tesla, Inc. (c)	252,800	54,127
Broadline Retail - 2.8%
Amazon.com, Inc. (c)	1,350,000	240,975
Etsy, Inc. (c)	45,500	2,507
PDD Holdings, Inc. ADR (c)	35,900	3,450
		246,932
Distributors - 0.1%
LKQ Corp.	150,000	6,239
Diversified Consumer Services - 0.0%
Service Corp. International	49,800	3,898
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (c)	47,700	5,596
Booking Holdings, Inc.	4,300	16,810
Caesars Entertainment, Inc. (c)	94,500	3,557
Churchill Downs, Inc.	57,600	8,005
Domino's Pizza, Inc.	18,800	7,787
Flutter Entertainment PLC (c)	21,900	4,659
Marriott International, Inc. Class A	73,900	17,344
McDonald's Corp.	18,500	5,340
Red Rock Resorts, Inc.	45,400	2,646
Restaurant Brands International, Inc.	148,900	10,345
Starbucks Corp.	123,400	11,670
Yum! Brands, Inc.	95,100	12,831
		106,590
Household Durables - 0.0%
D.R. Horton, Inc.	6,000	1,133
Leisure Products - 0.0%
Brunswick Corp.	27,600	2,182
Specialty Retail - 1.1%
Cazoo Group Ltd. (b)(c)	26	0
Cazoo Group Ltd.:
warrants (c)	28	0
warrants (c)	31	0
warrants (c)	34	0
Foot Locker, Inc.	67,300	2,096
Lowe's Companies, Inc.	201,400	50,048
The Home Depot, Inc.	48,409	17,839
TJX Companies, Inc.	245,030	28,735
		98,718
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	3,800	2,828
NIKE, Inc. Class B	196,364	16,361
PVH Corp.	74,700	7,372
Tapestry, Inc.	193,600	7,932
		34,493
TOTAL CONSUMER DISCRETIONARY		561,308
CONSUMER STAPLES - 3.8%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	46,000	2,097
Constellation Brands, Inc. Class A (sub. vtg.)	56,100	13,504
Diageo PLC	44,664	1,450
Keurig Dr. Pepper, Inc.	568,300	20,805
Monster Beverage Corp. (c)	287,550	13,552
PepsiCo, Inc.	100,100	17,305
The Coca-Cola Co.	715,800	51,874
		120,587
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. (multi-vtg.)	68,600	3,916
Costco Wholesale Corp.	47,920	42,763
Dollar Tree, Inc. (c)	18,900	1,597
Target Corp.	88,300	13,565
U.S. Foods Holding Corp. (c)	69,872	4,137
Walmart, Inc.	501,900	38,762
		104,740
Food Products - 0.3%
Archer Daniels Midland Co.	68,700	4,190
Lamb Weston Holdings, Inc.	50,200	3,108
Mondelez International, Inc.	130,700	9,386
The J.M. Smucker Co.	63,600	7,294
		23,978
Household Products - 0.7%
Procter & Gamble Co.	342,300	58,718
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	53,700	4,922
Kenvue, Inc.	640,900	14,068
		18,990
Tobacco - 0.1%
Philip Morris International, Inc.	98,544	12,149
TOTAL CONSUMER STAPLES		339,162
ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Expro Group Holdings NV (c)	160,600	3,190
Weatherford International PLC	31,700	3,327
		6,517
Oil, Gas & Consumable Fuels - 2.2%
Africa Oil Corp.	2,362,076	3,611
Athabasca Oil Corp. (c)	1,614,100	6,492
Energy Transfer LP	146,400	2,357
Exxon Mobil Corp.	835,691	98,561
Galp Energia SGPS SA	416,200	8,631
Hess Corp.	48,700	6,724
Imperial Oil Ltd.	224,885	16,938
Kosmos Energy Ltd. (c)	465,800	2,268
MEG Energy Corp.	617,100	12,290
Phillips 66 Co.	69,874	9,804
Shell PLC ADR	234,700	16,819
Valero Energy Corp.	96,800	14,203
		198,698
TOTAL ENERGY		205,215
FINANCIALS - 8.5%
Banks - 3.0%
AIB Group PLC	853,366	5,136
Bank of America Corp.	994,844	40,540
Citigroup, Inc.	280,074	17,544
Eurobank Ergasias Services and Holdings SA	3,054,272	6,964
HDFC Bank Ltd.	127,600	2,496
JPMorgan Chase & Co.	354,695	79,735
KeyCorp	422,579	7,209
M&T Bank Corp.	67,763	11,663
Pathward Financial, Inc.	65,565	4,512
Piraeus Financial Holdings SA	939,037	4,057
PNC Financial Services Group, Inc.	86,880	16,081
Starling Bank Ltd. Series D (b)(c)(d)	659,301	2,745
U.S. Bancorp	471,300	22,259
UMB Financial Corp.	46,841	4,852
Wells Fargo & Co.	731,509	42,771
		268,564
Capital Markets - 2.0%
Bank of New York Mellon Corp.	145,694	9,939
BlackRock, Inc.	14,317	12,911
Carlyle Group LP	109,100	4,378
Cboe Global Markets, Inc.	58,324	11,980
Charles Schwab Corp.	78,600	5,117
Intercontinental Exchange, Inc.	137,536	22,219
KKR & Co., Inc. Class A	16,400	2,030
London Stock Exchange Group PLC	46,389	6,262
LPL Financial	52,397	11,755
MarketAxess Holdings, Inc.	60,453	14,653
Morgan Stanley	291,734	30,227
Northern Trust Corp.	103,500	9,440
State Street Corp.	115,466	10,057
StepStone Group, Inc. Class A	100,755	5,511
Tradeweb Markets, Inc. Class A	49,874	5,897
UBS Group AG	208,617	6,417
Virtu Financial, Inc. Class A	174,932	5,372
		174,165
Consumer Finance - 0.2%
Discover Financial Services	104,067	14,435
OneMain Holdings, Inc.	85,418	4,221
		18,656
Financial Services - 2.0%
Apollo Global Management, Inc.	132,861	15,376
AvidXchange Holdings, Inc. (c)	724,845	5,849
Berkshire Hathaway, Inc. Class A (c)	15	10,729
Block, Inc. Class A (c)	358,037	23,659
Circle Internet Financial Ltd.:
Class E (d)	62,279	1,807
Class F (d)	38,272	1,111
Corpay, Inc. (c)	46,463	14,661
Fiserv, Inc. (c)	106,440	18,584
Global Payments, Inc.	4,443	493
Jumo World Holding Ltd. (b)(d)	162,299	329
Jumo World Ltd. (c)(d)	162	0
PayPal Holdings, Inc. (c)	66,400	4,809
UWM Holdings Corp. Class A (e)	560,508	5,269
Visa, Inc. Class A	249,427	68,934
Voya Financial, Inc.	70,077	4,964
		176,574
Insurance - 1.3%
Arthur J. Gallagher & Co.	55,618	16,272
Chubb Ltd.	89,944	25,560
Direct Line Insurance Group PLC	1,439,276	3,595
Everest Re Group Ltd.	15,458	6,063
Fairfax Financial Holdings Ltd. (sub. vtg.)	9,188	11,092
Hartford Financial Services Group, Inc.	137,559	15,971
Marsh & McLennan Companies, Inc.	99,336	22,600
Progressive Corp.	44,378	11,192
Prudential PLC	152,687	1,314
Unum Group	113,300	6,287
		119,946
TOTAL FINANCIALS		757,905
HEALTH CARE - 8.0%
Biotechnology - 1.1%
Argenx SE ADR (c)	26,000	13,450
Exact Sciences Corp. (c)	67,800	4,183
Gilead Sciences, Inc.	387,336	30,600
Moderna, Inc. (c)	79,000	6,115
Regeneron Pharmaceuticals, Inc. (c)	34,477	40,845
Vertex Pharmaceuticals, Inc. (c)	6,203	3,076
		98,269
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	157,019	17,786
Boston Scientific Corp. (c)	913,662	74,728
Insulet Corp. (c)	25,900	5,252
Intuitive Surgical, Inc. (c)	74,393	36,648
Lantheus Holdings, Inc. (c)	41,100	4,376
Stryker Corp.	117,093	42,203
		180,993
Health Care Providers & Services - 1.7%
Cencora, Inc.	76,220	18,260
Elevance Health, Inc.	66,492	37,029
Surgery Partners, Inc. (c)	270,205	8,633
Tenet Healthcare Corp. (c)	107,100	17,761
UnitedHealth Group, Inc.	111,761	65,961
		147,644
Life Sciences Tools & Services - 0.5%
Danaher Corp.	86,400	23,268
IQVIA Holdings, Inc. (c)	54,689	13,757
Thermo Fisher Scientific, Inc.	11,706	7,200
		44,225
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	298,268	26,134
Eli Lilly & Co.	118,741	113,994
Merck & Co., Inc.	432,510	51,231
Royalty Pharma PLC Class A	432,548	12,557
Teva Pharmaceutical Industries Ltd. sponsored ADR (c)	353,300	6,667
UCB SA	180,383	32,641
		243,224
TOTAL HEALTH CARE		714,355
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.7%
General Electric Co.	214,698	37,491
Howmet Aerospace, Inc.	183,100	17,698
Lockheed Martin Corp.	53,530	30,410
Northrop Grumman Corp.	24,046	12,581
RTX Corp.	65,152	8,036
Space Exploration Technologies Corp. (b)(c)(d)	16,000	1,792
The Boeing Co. (c)	142,782	24,807
TransDigm Group, Inc.	16,400	22,521
		155,336
Air Freight & Logistics - 0.1%
FedEx Corp.	40,600	12,130
Building Products - 0.5%
Trane Technologies PLC	121,381	43,899
Construction & Engineering - 0.1%
Quanta Services, Inc.	39,400	10,840
Electrical Equipment - 0.7%
AMETEK, Inc.	176,632	30,213
Eaton Corp. PLC	75,800	23,265
GE Vernova LLC	60,849	12,231
		65,709
Ground Transportation - 0.7%
CSX Corp.	452,250	15,499
Old Dominion Freight Lines, Inc.	100,700	19,415
Uber Technologies, Inc. (c)	176,504	12,908
Union Pacific Corp.	69,100	17,696
		65,518
Machinery - 1.6%
Caterpillar, Inc.	64,813	23,080
Deere & Co.	17,200	6,635
Dover Corp.	137,000	25,486
Fortive Corp.	231,531	17,226
Ingersoll Rand, Inc.	304,100	27,810
Parker Hannifin Corp.	62,637	37,595
		137,832
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	84,200	3,578
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	609,072	7,309
TOTAL INDUSTRIALS		502,151
INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,159,000	6,686
IT Services - 0.4%
Capgemini SA	51,300	10,627
EPAM Systems, Inc. (c)	33,600	6,746
MongoDB, Inc. Class A (c)	42,700	12,417
Twilio, Inc. Class A (c)	108,600	6,816
		36,606
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (c)	121,500	18,050
Alchip Technologies Ltd.	50,000	4,159
ASML Holding NV (Netherlands)	34,500	31,113
Astera Labs, Inc.	89,850	3,869
Lattice Semiconductor Corp. (c)	97,100	4,599
Marvell Technology, Inc.	247,200	18,847
Micron Technology, Inc.	466,587	44,904
NVIDIA Corp.	3,481,700	415,611
NXP Semiconductors NV	78,497	20,123
ON Semiconductor Corp. (c)	283,200	22,053
Renesas Electronics Corp.	535,500	9,323
SolarEdge Technologies, Inc. (c)(e)	150,500	3,662
Taiwan Semiconductor Manufacturing Co. Ltd.	1,999,000	59,137
		655,450
Software - 7.6%
Adobe, Inc. (c)	103,800	59,624
Autodesk, Inc. (c)	78,200	20,207
CCC Intelligent Solutions Holdings, Inc. (b)(c)	34,443	371
Elastic NV (c)	73,196	5,577
Five9, Inc. (c)	179,200	5,779
HubSpot, Inc. (c)	31,300	15,621
Intuit, Inc.	29,000	18,278
Microsoft Corp.	1,136,900	474,237
Salesforce, Inc.	177,289	44,836
Stripe, Inc. Class B (b)(c)(d)	15,600	429
Synopsys, Inc. (c)	39,700	20,627
Tenable Holdings, Inc. (c)	110,400	4,557
Workday, Inc. Class A (c)	47,500	12,502
		682,645
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	1,309,920	299,972
Dell Technologies, Inc. Class C	48,000	5,546
Wiwynn Corp.	79,000	4,710
		310,228
TOTAL INFORMATION TECHNOLOGY		1,691,615
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	33,087	9,226
Axalta Coating Systems Ltd. (c)	111,610	4,074
Balchem Corp.	14,960	2,648
Corteva, Inc.	109,140	6,254
Dow, Inc.	189,950	10,178
Ecolab, Inc.	59,410	15,041
Element Solutions, Inc.	132,630	3,547
Linde PLC	66,233	31,676
The Chemours Co. LLC	203,270	3,952
Tronox Holdings PLC	169,860	2,366
		88,962
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	9,957	5,319
Containers & Packaging - 0.1%
Aptargroup, Inc.	24,630	3,773
International Paper Co.	56,450	2,733
		6,506
Metals & Mining - 0.3%
ATI, Inc. (c)	32,710	2,090
First Quantum Minerals Ltd.	244,380	3,077
Freeport-McMoRan, Inc.	217,578	9,634
Ivanhoe Mines Ltd. (c)	209,560	2,794
Nucor Corp.	37,830	5,747
Wheaton Precious Metals Corp.	58,610	3,623
		26,965
TOTAL MATERIALS		127,752
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	65,200	14,609
COPT Defense Properties (SBI)	9,700	289
Crown Castle, Inc.	69,500	7,785
CubeSmart	96,000	4,976
Digital Realty Trust, Inc.	41,900	6,352
Equinix, Inc.	13,200	11,014
Equity Lifestyle Properties, Inc.	18,300	1,331
Essex Property Trust, Inc.	12,700	3,833
Extra Space Storage, Inc.	1,911	338
Invitation Homes, Inc.	230,500	8,492
Mid-America Apartment Communities, Inc.	28,300	4,595
Omega Healthcare Investors, Inc.	55,200	2,183
Prologis, Inc.	98,000	12,526
Public Storage Operating Co.	25,000	8,593
Simon Property Group, Inc.	57,000	9,539
SITE Centers Corp.	61,300	3,699
Sun Communities, Inc.	8,300	1,122
Terreno Realty Corp.	62,500	4,315
Ventas, Inc.	85,800	5,329
Welltower, Inc.	85,800	10,354
		121,274
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (c)	71,225	8,201
Digitalbridge Group, Inc. Class A	69,000	862
		9,063
TOTAL REAL ESTATE		130,337
UTILITIES - 1.5%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	74,722	7,493
Constellation Energy Corp.	36,966	7,271
Edison International	128,800	11,209
Entergy Corp.	69,500	8,388
Eversource Energy	115,756	7,817
FirstEnergy Corp.	149,000	6,544
NextEra Energy, Inc.	251,649	20,260
NRG Energy, Inc.	47,400	4,029
PG&E Corp.	684,662	13,488
PPL Corp.	143,500	4,579
Southern Co.	82,700	7,145
		98,223
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	253,100	4,336
Vistra Corp.	60,900	5,203
		9,539
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	38,400	1,048
NiSource, Inc.	173,100	5,723
Public Service Enterprise Group, Inc.	83,318	6,728
Sempra	172,948	14,213
		27,712
TOTAL UTILITIES		135,474
TOTAL COMMON STOCKS (Cost $3,278,306)		5,678,358

Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (b)(c)(d)	18,992	4,211
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(c)(d)	16,809	361
Series B2(b)(c)(d)	8,427	222
		583
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(c)(d)	6,703	738
TOTAL INDUSTRIALS		1,321

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(c)(d)	56,066	720
IT Services - 0.0%
Gupshup, Inc. (b)(c)(d)	58,730	502
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd. Series D (b)(c)(d)	60,136	336
Software - 0.1%
Algolia, Inc. Series D (b)(c)(d)	28,657	499
Bolt Technology OU Series E (b)(c)(d)	6,388	989
Databricks, Inc.:
Series G(b)(c)(d)	4,077	304
Series H(b)(c)(d)	19,485	1,452
Skyryse, Inc. Series B (b)(c)(d)	50,800	1,081
Stripe, Inc. Series H (b)(c)(d)	18,549	510
		4,835
TOTAL INFORMATION TECHNOLOGY		6,393

TOTAL CONVERTIBLE PREFERRED STOCKS		11,925
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (c)(d)	91,236	658
TOTAL PREFERRED STOCKS (Cost $14,766)		12,583

U.S. Treasury Obligations - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.14% to 5.32% 9/12/24 to 10/31/24 (g) (Cost $6,195)	6,220	6,197

Fixed-Income Funds - 34.7%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (h) (Cost $3,341,271)	31,140,523	3,108,758

Money Market Funds - 1.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (i)	142,838,068	142,867
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	8,041,396	8,042
TOTAL MONEY MARKET FUNDS (Cost $150,908)		150,909

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $6,791,446)	8,956,805
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,382)
NET ASSETS - 100.0%	8,951,423

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	287	Sep 2024	81,235	2,316	2,316

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,263,000 or 0.0% of net assets.

(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,061,000 or 0.2% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,990,000.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	757

ABL Space Systems Series B2	10/22/21	573

Algolia, Inc. Series D	7/23/21	838

Astranis Space Technologies Corp. Series C	3/19/21	1,229

Beta Technologies, Inc. Series A	4/09/21	491

Bolt Technology OU Series E	1/03/22	1,660

ByteDance Ltd. Series E1	11/18/20	2,081

Cazoo Group Ltd.	3/28/21	431

CCC Intelligent Solutions Holdings, Inc.	2/02/21	344

Databricks, Inc. Series G	2/01/21	241

Databricks, Inc. Series H	8/31/21	1,432

Epic Games, Inc.	3/29/21	1,518

Gupshup, Inc.	6/08/21	1,343

Jumo World Holding Ltd.	9/06/23	162

Lionsgate Studios Corp.	12/22/23	618

Skyryse, Inc. Series B	10/21/21	1,254

Space Exploration Technologies Corp.	2/16/21	672

Starling Bank Ltd. Series D	6/18/21	1,179

Stripe, Inc. Class B	5/18/21	626

Stripe, Inc. Series H	3/15/21 - 5/25/23	744

Xsight Labs Ltd. Series D	2/16/21	481

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	177,072	1,393,296	1,427,505	8,633	4	-	142,867	0.3%
Fidelity Investment Grade Bond Central Fund	2,528,957	530,553	59,720	120,144	(11,076)	120,044	3,108,758	7.6%
Fidelity Securities Lending Cash Central Fund 5.39%	1,120	95,142	88,220	23	-	-	8,042	0.0%
Total	2,707,149	2,018,991	1,575,445	128,800	(11,072)	120,044	3,259,667

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	517,295	509,792	2,263	5,240
Consumer Discretionary	561,308	558,480	2,828	-
Consumer Staples	339,162	339,162	-	-
Energy	205,215	205,215	-	-
Financials	757,905	734,877	17,036	5,992
Health Care	714,355	714,355	-	-
Industrials	504,130	500,359	-	3,771
Information Technology	1,698,008	1,565,431	125,755	6,822
Materials	127,752	127,752	-	-
Real Estate	130,337	130,337	-	-
Utilities	135,474	135,474	-	-

U.S. Government and Government Agency Obligations	6,197	-	6,197	-

Fixed-Income Funds	3,108,758	3,108,758	-	-

Money Market Funds	150,909	150,909	-	-
Total Investments in Securities:	8,956,805	8,780,901	154,079	21,825
Derivative Instruments: Assets
Futures Contracts	2,316	2,316	-	-
Total Assets	2,316	2,316	-	-
Total Derivative Instruments:	2,316	2,316	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,316	0
Total Equity Risk	2,316	0
Total Value of Derivatives	2,316	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $7,857) - See accompanying schedule:
Unaffiliated issuers (cost $3,299,267)	$5,697,138
Fidelity Central Funds (cost $3,492,179)	3,259,667

Total Investment in Securities (cost $6,791,446)		$8,956,805
Foreign currency held at value (cost $11)		11
Receivable for investments sold		5,329
Receivable for fund shares sold		5,962
Dividends receivable		5,668
Distributions receivable from Fidelity Central Funds		563
Receivable for daily variation margin on futures contracts		732
Prepaid expenses		13
Other receivables		8
Total assets		8,975,091
Liabilities
Payable to custodian bank	$78
Payable for investments purchased	4,091
Payable for fund shares redeemed	5,341
Accrued management fee	3,680
Distribution and service plan fees payable	2,128
Other payables and accrued expenses	308
Collateral on securities loaned	8,042
Total liabilities		23,668
Net Assets		$8,951,423
Net Assets consist of:
Paid in capital		$6,612,562
Total accumulated earnings (loss)		2,338,861
Net Assets		$8,951,423

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,375,927 ÷ 80,225 shares)(a)		$29.62
Maximum offering price per share (100/94.25 of $29.62)		$31.43
Class M :
Net Asset Value and redemption price per share ($1,728,779 ÷ 57,442 shares)(a)		$30.10
Maximum offering price per share (100/96.50 of $30.10)		$31.19
Class C :
Net Asset Value and offering price per share ($1,143,435 ÷ 39,085 shares)(a)(b)		$29.25
Class I :
Net Asset Value, offering price and redemption price per share ($2,482,337 ÷ 81,599 shares)		$30.42
Class Z :
Net Asset Value, offering price and redemption price per share ($1,220,945 ÷ 40,117 shares)		$30.43
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended August 31, 2024 Amounts in thousands
Investment Income
Dividends		$58,150
Interest		396
Income from Fidelity Central Funds (including $23 from security lending)		128,800
Total income		187,346
Expenses
Management fee	$34,956
Transfer agent fees	5,384
Distribution and service plan fees	23,658
Accounting fees	723
Custodian fees and expenses	126
Independent trustees' fees and expenses	35
Registration fees	344
Audit fees	140
Legal	20
Miscellaneous	61
Total expenses before reductions	65,447
Expense reductions	(468)
Total expenses after reductions		64,979
Net Investment income (loss)		122,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $61)	206,364
Fidelity Central Funds	(11,072)
Foreign currency transactions	(13)
Futures contracts	11,484
Total net realized gain (loss)		206,763
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $149)	968,370
Fidelity Central Funds	120,044
Assets and liabilities in foreign currencies	24
Futures contracts	577
Total change in net unrealized appreciation (depreciation)		1,089,015
Net gain (loss)		1,295,778
Net increase (decrease) in net assets resulting from operations		$1,418,145
Statement of Changes in Net Assets

Amount in thousands	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$122,367	$84,126
Net realized gain (loss)	206,763	57,007
Change in net unrealized appreciation (depreciation)	1,089,015	533,770
Net increase (decrease) in net assets resulting from operations	1,418,145	674,903
Distributions to shareholders	(122,703)	(324,847)

Share transactions - net increase (decrease)	682,353	248,165
Total increase (decrease) in net assets	1,977,795	598,221

Net Assets
Beginning of period	6,973,628	6,375,407
End of period	$8,951,423	$6,973,628

Financial Highlights
Fidelity Advisor® Balanced Fund Class A

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.20	$23.98	$29.67	$24.87	$21.14
Income from Investment Operations
Net investment income (loss) A,B	.43	.33	.19	.17	.27
Net realized and unrealized gain (loss)	4.43	2.15	(3.87)	5.67	4.10
Total from investment operations	4.86	2.48	(3.68)	5.84	4.37
Distributions from net investment income	(.42)	(.32)	(.17)	(.17)	(.29)
Distributions from net realized gain	(.02)	(.95)	(1.84)	(.88)	(.35)
Total distributions	(.44)	(1.26) C	(2.01)	(1.04) C	(.64)
Net asset value, end of period	$29.62	$25.20	$23.98	$29.67	$24.87
Total Return D,E	19.49%	11.33%	(13.19)%	24.38%	21.16%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.80%	.82%	.81%	.83%	.85%
Expenses net of fee waivers, if any	.79%	.82%	.81%	.83%	.85%
Expenses net of all reductions	.79%	.82%	.81%	.82%	.84%
Net investment income (loss)	1.59%	1.39%	.72%	.63%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$2,376	$1,839	$1,621	$1,723	$1,080
Portfolio turnover rate H	22%	30%	35%	37%	92%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Balanced Fund Class M

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.59	$24.34	$30.08	$25.19	$21.40
Income from Investment Operations
Net investment income (loss) A,B	.37	.27	.13	.10	.22
Net realized and unrealized gain (loss)	4.51	2.18	(3.94)	5.76	4.15
Total from investment operations	4.88	2.45	(3.81)	5.86	4.37
Distributions from net investment income	(.35)	(.26)	(.09)	(.10)	(.23)
Distributions from net realized gain	(.02)	(.95)	(1.84)	(.88)	(.35)
Total distributions	(.37)	(1.20) C	(1.93)	(.97) C	(.58)
Net asset value, end of period	$30.10	$25.59	$24.34	$30.08	$25.19
Total Return D,E	19.23%	11.00%	(13.41)%	24.11%	20.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.04%	1.07%	1.06%	1.07%	1.10%
Expenses net of fee waivers, if any	1.03%	1.06%	1.06%	1.07%	1.10%
Expenses net of all reductions	1.03%	1.06%	1.06%	1.07%	1.09%
Net investment income (loss)	1.35%	1.14%	.47%	.38%	.97%
Supplemental Data
Net assets, end of period (in millions)	$1,729	$1,521	$1,427	$1,744	$1,455
Portfolio turnover rate H	22%	30%	35%	37%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Balanced Fund Class C

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.90	$23.71	$29.37	$24.67	$20.97
Income from Investment Operations
Net investment income (loss) A,B	.23	.15	(.01)	(.03)	.10
Net realized and unrealized gain (loss)	4.37	2.13	(3.82)	5.62	4.07
Total from investment operations	4.60	2.28	(3.83)	5.59	4.17
Distributions from net investment income	(.23)	(.14)	(.01)	(.02)	(.13)
Distributions from net realized gain	(.02)	(.95)	(1.82)	(.87)	(.35)
Total distributions	(.25)	(1.09)	(1.83)	(.89)	(.47) C
Net asset value, end of period	$29.25	$24.90	$23.71	$29.37	$24.67
Total Return D,E	18.56%	10.46%	(13.82)%	23.43%	20.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.55%	1.57%	1.57%	1.58%	1.60%
Expenses net of fee waivers, if any	1.54%	1.57%	1.57%	1.58%	1.60%
Expenses net of all reductions	1.54%	1.57%	1.57%	1.58%	1.60%
Net investment income (loss)	.84%	.64%	(.04)%	(.13)%	.46%
Supplemental Data
Net assets, end of period (in millions)	$1,143	$982	$980	$1,118	$769
Portfolio turnover rate H	22%	30%	35%	37%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Balanced Fund Class I

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.86	$24.58	$30.36	$25.42	$21.59
Income from Investment Operations
Net investment income (loss) A,B	.51	.40	.26	.24	.33
Net realized and unrealized gain (loss)	4.55	2.20	(3.97)	5.81	4.19
Total from investment operations	5.06	2.60	(3.71)	6.05	4.52
Distributions from net investment income	(.48)	(.37)	(.23)	(.23)	(.34)
Distributions from net realized gain	(.02)	(.95)	(1.84)	(.88)	(.35)
Total distributions	(.50)	(1.32)	(2.07)	(1.11)	(.69)
Net asset value, end of period	$30.42	$25.86	$24.58	$30.36	$25.42
Total Return C	19.80%	11.58%	(12.98)%	24.68%	21.48%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.55%	.57%	.56%	.57%	.59%
Expenses net of fee waivers, if any	.55%	.57%	.56%	.57%	.59%
Expenses net of all reductions	.55%	.57%	.56%	.57%	.58%
Net investment income (loss)	1.84%	1.64%	.97%	.88%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$2,482	$1,763	$1,621	$1,831	$1,070
Portfolio turnover rate F	22%	30%	35%	37%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Balanced Fund Class Z

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.87	$24.59	$30.37	$25.43	$21.60
Income from Investment Operations
Net investment income (loss) A,B	.55	.43	.30	.28	.36
Net realized and unrealized gain (loss)	4.55	2.20	(3.98)	5.80	4.19
Total from investment operations	5.10	2.63	(3.68)	6.08	4.55
Distributions from net investment income	(.52)	(.40)	(.27)	(.26)	(.37)
Distributions from net realized gain	(.02)	(.95)	(1.84)	(.88)	(.35)
Total distributions	(.54)	(1.35)	(2.10) C	(1.14)	(.72)
Net asset value, end of period	$30.43	$25.87	$24.59	$30.37	$25.43
Total Return D	19.94%	11.71%	(12.87)%	24.82%	21.62%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.43%	.45%	.45%	.45%	.47%
Expenses net of fee waivers, if any	.42%	.44%	.44%	.45%	.47%
Expenses net of all reductions	.42%	.44%	.44%	.45%	.46%
Net investment income (loss)	1.96%	1.77%	1.09%	1.00%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$1,221	$869	$726	$749	$388
Portfolio turnover rate G	22%	30%	35%	37%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Balanced Fund	$5

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,532,011
Gross unrealized depreciation	(381,787)
Net unrealized appreciation (depreciation)	$2,150,224
Tax Cost	$6,806,580

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$25,385
Undistributed long-term capital gain	$163,288
Net unrealized appreciation (depreciation) on securities and other investments	$2,150,232

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$117,071	$79,140
Long-term Capital Gains	5,632	245,707
Total	$122,703	$324,847

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Balanced Fund	2,388,917	1,664,467
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.53
Class M	.52
Class C	.53
Class I	.53
Class Z	.40

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.53
Class M	.52
Class C	.53
Class I	.53
Class Z	.40

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .37%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	5,170	176
Class M	.25%	.25%	8,010	2
Class C	.75%	.25%	10,478	1,858
			23,658	2,036

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,110
Class M	94
Class CA	12
1,216

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1634
Class M	.1620
Class C	.1672
Class I	.1640
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,566.16
Class M	1,235.16
Class C	831.17
Class I	1,557.16
Class Z	195.04
	5,384

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Balanced Fund	.0199

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Balanced Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Balanced Fund	21

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Balanced Fund	117,023	100,972	9,758
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Balanced Fund	13
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Balanced Fund	3	1	-
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $468.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Advisor Balanced Fund
Distributions to shareholders
Class A	$33,708	$85,742
Class M	21,655	70,360
Class C	9,666	44,045
Class I	37,910	84,507
Class Z	19,764	40,193
Total	$122,703	$324,847
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Advisor Balanced Fund
Class A
Shares sold	20,749	16,287	$561,606	$384,875
Reinvestment of distributions	1,206	3,850	32,416	82,618
Shares redeemed	(14,733)	(14,741)	(398,328)	(343,394)
Net increase (decrease)	7,222	5,396	$195,694	$124,099
Class M
Shares sold	8,548	8,756	$233,915	$208,749
Reinvestment of distributions	784	3,195	21,378	69,457
Shares redeemed	(11,297)	(11,194)	(309,248)	(266,754)
Net increase (decrease)	(1,965)	757	$(53,955)	$11,452
Class C
Shares sold	8,718	6,717	$232,010	$157,452
Reinvestment of distributions	347	1,983	9,209	41,691
Shares redeemed	(9,408)	(10,602)	(250,549)	(244,550)
Net increase (decrease)	(343)	(1,902)	$(9,330)	$(45,407)
Class I
Shares sold	27,508	20,812	$759,770	$505,743
Reinvestment of distributions	1,207	3,379	33,366	74,537
Shares redeemed	(15,268)	(21,962)	(425,219)	(521,438)
Net increase (decrease)	13,447	2,229	$367,917	$58,842
Class Z
Shares sold	15,018	11,325	$418,017	$276,134
Reinvestment of distributions	644	1,654	17,809	36,564
Shares redeemed	(9,140)	(8,904)	(253,799)	(213,519)
Net increase (decrease)	6,522	4,075	$182,027	$99,179
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Balanced Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Balanced Fund equal in value to the net assets of the Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective in October 2024. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 14, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2024, $185,217,920 or, if subsequently determined to be different, the net capital gain of such year.

A total of 23.41% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $55,686,678 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $47,074,109 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 10%, 40%, 52%, and 52%; Class M designates 12%, 47%, 63%, and 62%; Class C designates 20%, 69%, 100%, and 94%; Class I designates 8%, 35%, 45%, and 46%; and Class Z designates 8%, 33%, 42%, and 43%; of the dividends distributed in October, December, April, and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 10.75%, 43.71%, 59.28%, and 58.84%; Class M designates 13.27%, 51.37%, 71.88%, and 70.36%; Class C designates 21.73%, 75.49%, 100%, and 100%; Class I designates 9.29%, 38.33%, 51.34%, and 51.71%; and Class Z designates 8.66%, 36.11%, 47.92%, and 48.41%; of the dividends distributed in October, December, April, and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0.66%, 2.67%, 2.02%, and 2.03%; Class M designates 0.81%, 3.14%, 2.45%, and 2.42%; Class C designates 1.33%, 4.61%, 0.00%, and 0.00%; Class I designates 0.57%, 2.34%, 1.75%, and 1.78%; and Class Z designates 0.53%, 2.21%, 1.64%, and 1.67%; of the dividends distributed in October, December, April, and July, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Balanced Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.538593.127
AIG-ANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024